Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated September 5, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Maren Capital LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The following disclosure is added to the list of sub‑strategies under the “Equity Hedge Strategies” heading in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus:

•
Fundamental Value Strategies, which employ investment processes designed to identify attractive opportunities in securities of companies determined by the investment manager to be inexpensive and undervalued when compared with relevant benchmarks. Investment theses are focused on identifying companies with exceptional business quality characteristics, talented management teams, and business prospects and competitive advantages including barriers to entry and pricing power, that may be underestimated by the markets. Fundamental value strategies typically focus on equities that currently generate high cash flow, but trade at discounted valuation multiples, possibly as a result of limited anticipated growth prospects or generally unfavorable conditions, which may be specific to a sector or an individual company. Fundamental value strategies may involve concentrated investments in a small number of companies and can be deployed as long only strategies or as hedged strategies involving long and short positions.

The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Aperture Investors, LLC
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
Fort Baker Capital Management LP
Jasper Capital Hong Kong Limited
Magnetar Asset Management LLC
Maren Capital LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Merritt Point Partners LLC
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Sage Rock Capital Management LP
Seiga Asset Management Limited
Seven Grand Managers LLC
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Varick Capital Partners LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Aperture Investors, LLC	Equity Hedge Strategies	Equity Long/Short
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Maren Capital LLC	Equity Hedge Strategies	Fundamental Value
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Maren Capital LLC (“Maren”), located at 401 N. Michigan Avenue, Chicago, IL 60611, is an investment adviser registered with the SEC. Maren may manage a portion of the Fund’s assets using Equity Hedge Strategies. Founded in March 2022, Maren has approximately $452 million in assets under management as of July 31, 2023.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated September 5, 2023 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 31, 2023, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Maren Capital LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Maren Capital LLC (“Maren”). The principal owner of Maren is Bradley Schatz.

Sub-Adviser Proxy Voting Policy

Effective immediately, the disclosure in the attached Appendix A is added to Appendix A to the Statement of Additional Information:

Shareholders should retain this Supplement for future reference.

APPENDIX A

SUMMARY OF MAREN CAPITAL LLC (“Maren”) PROXY VOTING POLICY

In 2003, the SEC adopted proxy voting regulations for investment advisers registered with the SEC under the Advisers Act, as amended. The regulations require investment advisers to disclose their proxy voting policies and procedures to their clients.

1. POLICY

As a fiduciary, Maren exercises its responsibility, if any, to vote its clients’ securities in a manner that, in the judgment of Maren, is in the clients’ economic best interests. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, Maren has established the following proxy voting policy.

Responsibility for Voting

Maren shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless (i) the client otherwise instructs Maren; or (ii) Maren has responsibility for proxy voting and, in Maren’s judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the client.

Primary Consideration in Voting

Maren considers the reputation, experience and competence of a company’s management when we evaluate the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. Therefore, on most issues, Maren will vote in accordance with management’s recommendations. This does not mean we do not care about corporate governance. Rather, it is a confirmation that our process of investing with shareholder aligned management is working. However, when we believe management’s position on a particular issue is not in the best interests of our clients, we will vote contrary to management’s recommendation.

Except as otherwise specifically instructed by a client, Maren generally doesn’t take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.

Conflicts of Interest

In certain circumstances, Maren may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. Any material conflict between our interests and those of a client will be resolved in the best interests of our client. In the event we become aware of such a conflict, we will (i) disclose the conflict and obtain the client’s consent before voting its shares, or (ii) make other voting arrangements consistent with our fiduciary obligations.

Administration

Designation of Proxy Administrator—A member of the Operations department shall serve as Proxy Administrator.

Notification of Custodian—For each client account for which Maren has discretion to vote shareholder proxies, a member of the Operations department shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to Maren.

Proxy Voting Authority—When Maren enters into an advisory agreement with a new client, the Proxy Administrator will be advised whether the client has vested Maren with proxy voting authority or has reserved or delegated that responsibility to another designated person. The Proxy Administrator will be notified any time a client amends its voting instructions or voting policy.

Records

The following documents shall be maintained by Maren:

•	a copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;

•	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

•	a copy of each written client request for Maren’s proxy voting record with respect to such client and a copy of any written response from Maren to such client for that record; and

•	a copy of Maren’s Proxy Voting Policy

All records kept under this section shall be retained no less than seven years, the first two years in an appropriate office of Maren, or, if instructed by a client, for such longer period as may be mutually agreed by Maren and such client.

2. PROCEDURES

The CCO is responsible for monitoring and updating, when necessary, Maren’s proxy voting policies, procedures and disclosures and maintaining the required proxy voting records.

Maren discloses a summary of its practices in the Firm’s standard client agreement and Form ADV Part 2A.